INTANGIBLE ASSETS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS
Cost	CAD 2,387	CAD 2,036
Accumulated Amortization	814	688
Net	1,573	1,348
Amortization expenses
Total amortization expense for intangible assets	177	CAD 158	CAD 106
Expected amortization expense for intangible assets
2017	198
2018	178
2019	159
2020	143
2021	CAD 129
Software
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	11.80%	11.60%
Cost	CAD 1,388	CAD 1,295
Accumulated Amortization	607	516
Net	CAD 781	CAD 779
Natural gas supply opportunities
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.20%	4.00%
Cost	CAD 435	CAD 484
Accumulated Amortization	127	122
Net	CAD 308	CAD 362
Power purchase agreements
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.20%	3.80%
Cost	CAD 100	CAD 94
Accumulated Amortization	14	11
Net	CAD 86	CAD 83
Customer relationships
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	3.00%
Cost	CAD 251
Accumulated Amortization	4
Net	CAD 247
Land leases, permits and other
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	4.80%	4.20%
Cost	CAD 213	CAD 163
Accumulated Amortization	62	39
Net	CAD 151	CAD 124